Income Taxes (Details) - Schedule of Income Tax Domestic and International Components - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Income Tax Domestic And International Components Abstract
Domestic	$ (37,727,021)	$ (15,078,170)
International	(1,941,987)	(5,269,682)
Total	$ (39,669,008)	$ (20,347,852)